Intangible Assets - Summary of Changes in Company's Intangible Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, Beginning balance	$ 610.1	$ 478.7
Additions	26.6	49.2
Business combinations		108.5
Transfer to right-of-use assets		(0.7)
Depreciation	(27.8)	(24.5)
Impairment	(146.6)
Effect of foreign currency exchange rate changes	2.8	(1.1)
Carrying amount, Ending balance	465.1	610.1
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, Beginning balance	230.2	169.4
Business combinations		60.8
Impairment	(114.3)
Effect of foreign currency exchange rate changes	0.1
Carrying amount, Ending balance	116.0	230.2
Trademark [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, Beginning balance	219.2	199.8
Business combinations		19.5
Impairment	(20.2)
Effect of foreign currency exchange rate changes	0.3	(0.1)
Carrying amount, Ending balance	199.3	219.2
Software and licenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, Beginning balance	76.6	47.2
Additions	26.6	44.3
Transfer to right-of-use assets		(0.7)
Depreciation	(16.3)	(13.7)
Impairment	(8.9)
Effect of foreign currency exchange rate changes	0.5	(0.5)
Carrying amount, Ending balance	78.5	76.6
Patents [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, Beginning balance	4.4
Additions		4.9
Depreciation	(0.5)	(0.5)
Carrying amount, Ending balance	3.9	4.4
Dealer network [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, Beginning balance	76.2	57.0
Business combinations		28.2
Depreciation	(9.2)	(8.6)
Impairment	(3.2)
Effect of foreign currency exchange rate changes	1.7	(0.4)
Carrying amount, Ending balance	65.5	76.2
Customer relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, Beginning balance	3.5	5.3
Depreciation	(1.8)	(1.7)
Effect of foreign currency exchange rate changes	0.2	(0.1)
Carrying amount, Ending balance	$ 1.9	$ 3.5